Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 541,267	$ 568,808
Accumulated Depreciation	(540,504)	(557,136)
Net Book Value	763	11,672
Vehicle [Member]
Cost		27,543
Accumulated Depreciation		(27,543)
Net Book Value		0
Mining Equipment [Member]
Cost	49,432	49,430
Accumulated Depreciation	(49,432)	(39,546)
Net Book Value	0	9,884
Office Equipment [Member]
Cost	49,600	49,600
Accumulated Depreciation	(49,156)	(48,449)
Net Book Value	444	1,151
Furniture and Fixtures [Member]
Cost	1,906	1,906
Accumulated Depreciation	(1,587)	(1,270)
Net Book Value	319	636
Building [Member]
Cost	440,329	440,329
Accumulated Depreciation	(440,329)	(440,329)
Net Book Value	$ 0	$ 0